Condensed Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 343.8	$ 328.0	$ 1,276.9	$ 1,463.8	$ 1,378.7
Cost of sales	288.3	280.2	1,073.9	1,228.6	1,144.2
Gross profit	55.5	47.8	203.0	235.2	234.5
Selling, general and administrative expenses	36.6	32.4	128.9	134.4	135.6
Litigation settlement gain	(3.3)	0.0
Asset impairment charge	0.0	4.0	4.0	0.0	0.0
Litigation judgment costs			0.0	2.2	0.0
Operating income	22.2	11.4	70.1	98.6	98.9
Interest expense	7.4	7.1	28.2	27.9	26.1
Income before income taxes	14.8	4.3	41.9	70.7	72.8
Income tax expense	4.7	1.6	9.2	21.5	25.2
Net income	10.1	2.7	32.7	49.2	47.6
Net income attributable to noncontrolling interests	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Net income attributable to ParkOhio common shareholder	$ 9.8	$ 2.7	$ 32.2	$ 48.6	$ 46.3